INCOME TAX (Details 1) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Tax losses	$ 2,167,000	$ 2,451,000
Net deferred income tax assets	2,167,000	2,451,000
Resource property/investment in Pebble Partnership	(2,167,000)	(2,451,000)
Equipment	0	0
Net deferred income tax liability	$ 0	$ 0